Commitments - Additional information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and contingencies [abstract]
Nitrogen to be supplied	$ 35,718,401	$ 42,295,796